Submission	May 19, 2025
Submission [Line Items]
Central Index Key	0000103145
Registrant Name	VEECO INSTRUMENTS INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES